Income Taxes (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Income Taxes
Note 6 — Income Taxes
The Company provides for a valuation allowance when it is more likely than not that it will not realize a portion of its deferred tax assets. The Company has established a full valuation allowance for its U.S. and foreign deferred tax assets due to the uncertainty that enough taxable income will be generated in those taxing jurisdictions to utilize the assets. Therefore, the Company has not reflected any benefit of such deferred tax assets in the accompanying condensed consolidated financial statements.
As of September 30, 2023, there were no material changes to what the Company disclosed regarding tax uncertainties or penalties in its Annual Report on Form 10-K for the year ended December 31, 2022.

Note 7—Income Taxes
Domestic and foreign income (loss) before income taxes consists of the following for the years ended December 31:

(in thousands)	2022	2021
Domestic	$(14,551)	$(19,582)
Foreign	35	37
Loss before income taxes	$(14,516)	$(19,545)
The components of income tax expense consist of the following for the years ended December 31:

(in thousands)	2022	2021
Current:
United States and state	$—	$—
Foreign, net	(9)	(9)
Deferred:
United States and state	—	—
Foreign	—	—
Total income tax expense	$(9)	$(9)
Actual income tax expense differs from statutory federal income tax expense as follows for the years ended December 31:

(in thousands)	2022	2021
Statutory federal income tax benefit	$3,048	$4,109
State tax benefit, net of federal taxes	783	560
Foreign tax	(1)	(1)
Nondeductible/nontaxable items	548	(220)
Other	(41)	406
Valuation allowance (increase) decrease	(4,346)	(4,863)
Total income tax expense	$(9)	$(9)
Deferred taxes consist of the following as of December 31:

(in thousands)	2022	2021
Deferred tax assets:
Noncurrent:
Accrued leave	$397	$59
Stock based compensation	360	368
Net operating loss carryforward	45,405	42,363
Other	42	131
Intangibles	1,786	723
R&D credit carryforward	531	531
Total deferred tax assets	48,521	44,175
Less: valuation allowance	(48,521)	(44,175)
Total	$—	$—
As of December 31, 2022, the Company had federal net operating loss (“NOL”) carryforwards of approximately $198.1 million and state NOL carryforwards of $53.8 million. Approximately $120.1 million of federal NOL carryforwards will expire between 2024 and 2038. Pursuant to the Tax Cuts and Jobs Act of 2017, NOLs generated after 2017 of approximately $78.0 million do not expire. The expiration of state NOL carryforwards will vary by jurisdiction. In addition, future utilization of NOL carryforwards in the U.S. may be subject to certain limitations under Section 382 of the Internal Revenue Code. As of December 31, 2020, the Company no longer has tax loss carryforwards in the Commonwealth of Australia due to the dissolution of its Australian subsidiary in November 2020.
The Company provides for a valuation allowance when it is more likely than not that it will not realize a portion of the deferred tax assets. The Company has established a valuation allowance for U.S. and foreign deferred tax assets due to the uncertainty that enough taxable income will be generated in those taxing jurisdictions to utilize the assets. Therefore, the Company has not reflected any benefit of such deferred tax assets in the accompanying consolidated financial statements. For the years ended December 31, 2022, and 2021, the valuation allowance increased by $4.3 million and $4.9 million, respectively. The current year increase was primarily due to the federal and state net operating losses generated.
During 2022 and 2021, the Company believes it experienced an ownership change as defined in Section 382 of the Internal Revenue Code, which will limit the ability to utilize the Company’s net operating losses (NOLs). The Company may have experienced additional ownership changes in earlier years further limiting the NOL carryforwards that may be utilized. The Company has not yet completed a formal Section 382 analysis. The general limitation rules allow the Company to utilize its NOLs subject to an annual limitation that is determined by multiplying the federal long-term tax-exempt rate by the Company’s value immediately before the ownership change.
The accounting guidance related to uncertain tax positions prescribes a recognition threshold and measurement attribute for recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Company had no material uncertain tax positions as of December 31, 2022 or 2021.
The Company recognizes interest and penalties on unrecognized tax benefits as well as interest received from favorable tax settlements within income tax expense. At December 31, 2022 and 2021, the Company recorded no accrued interest or penalties related to uncertain tax positions.
The tax years ended December 31, 2019 through December 31, 2022 remain open to examination by the Internal Revenue Service and by the various states where the Company is subject to taxation. Additionally, the returns of the Company’s Australian (through November 2020) and Irish subsidiaries are subject to examination by tax authorities of those jurisdictions for the tax years ended and subsequent to June 30, 2017 and December 31, 2017, respectively.